Investments in Affiliate Companies and Available-for-Sale Securities	6 Months Ended
Jun. 30, 2022
Investments in and Advances to Affiliates [Abstract]
Investments in Affiliate Companies and Available-for-Sale Securities

NOTE 14: INVESTMENTS IN AFFILIATE COMPANIES AND AVAILABLE-FOR-SALE SECURITIES

Navios Partners

On August 7, 2007, Navios Holdings formed Navios Partners under the laws of Marshall Islands. Navios GP L.L.C., a wholly owned subsidiary of Navios Holdings, was also formed on that date to act as the general partner of Navios Partners and received a 2.0% general partner interest. In August 2019, Navios Holdings sold the general partnership interests in Navios Partners (except for the incentive distribution rights) to NSM.

As of June 30, 2022 and December 31, 2021 Navios Partners has issued 7,687,730 units, for both periods through its Continuous Offering Programs entered into from time to time. Pursuant to the issuance of common units, Navios Partners issued 156,895 general partnership units to its general partner both as of June 30, 2022 and December 31, 2021, in order to maintain its 2.0% general partnership interest.

As of June 30, 2022 and following the NMCI Merger and NNA Merger, Navios Holdings holds a total of 3,183,199 common units representing a 10.3% interest in Navios Partners, and the investment in Navios Partners is accounted for under the equity method. Incentive distribution rights are held by Navios GP L.L.C.

As of June 30, 2022 and December 31, 2021, the unamortized difference between the carrying amount of the investment in Navios Partners and the amount of the Company’s underlying equity in net assets of Navios Partners was $54,479 and $56,351, respectively.

As of June 30, 2022 and December 31, 2021, the carrying amount of the investment in Navios Partners was $148,384 and $125,744, respectively.

Total equity method income of $13,160 and $9,125 were recognized under the caption “Equity in net earnings of affiliate companies” for the three month periods ended June 30, 2022 and 2021, respectively, and total equity method income of $22,958 and $38,322 were recognized under the caption “Equity in net earnings of affiliate companies” for the six month periods ended June 30, 2022 and 2021, respectively.

Dividends received during each of the three month periods ended June 30, 2022 and 2021 were $159 and $128, respectively, and for each of the six month periods ended June 30, 2022 and 2021, were $318 and $232, respectively.

As of June 30, 2022, the market value of the investment in Navios Partners was $73,214. Based on the Company’s evaluation of the duration and magnitude of the fair value decline, Navios Partners’ financial condition and near-term prospects, and the Company’s intent and ability to hold its investment in Navios Partners until recovery, the Company concluded that the decline in fair value of its investment in Navios Partners below its carrying value is temporary and, therefore, no impairment was recorded.

Navios Acquisition

On August 25, 2021, Navios Partners and its direct wholly-owned subsidiary Navios Acquisition Merger Sub. Inc. (“Merger Sub”) entered into an Agreement and Plan of Merger with Navios Acquisition (the “NNA Merger”).

On August 25, 2021, Navios Partners purchased 44,117,647 shares of Navios Acquisition, thereby acquiring a controlling interest in Navios Acquisition, and the results of operations of Navios Acquisition are included in Navios Partners’ consolidated statements of operations commencing on August 26, 2021. Pursuant to the NNA Merger, on August 26, 2021, Navios Acquisition called for redemption of all of its outstanding 8.125% first Priority Ship Mortgage Notes due November 15, 2021 (the “Navios Acquisition’s Ship Mortgage Notes”) and remitted to the indenture trustee the aggregate redemption price payable to the holders of the Navios Acquisition’s Ship Mortgage Notes to satisfy and discharge Navios Acquisition’s obligations under the indenture relating to the Navios Acquisition’s Ship Mortgage Notes. The redemption date for the Navios Acquisition’s Ship Mortgage Notes was September 25, 2021.

On October 15, 2021, Navios Partners completed the NNA Merger. As a result thereof, Navios Acquisition became a wholly-owned subsidiary of Navios Partners. Each outstanding common unit of Navios Acquisition that was held by a unitholder, other than Navios Partners, Navios Acquisition and their respective subsidiaries was converted into the right to receive 0.1275 of a common unit of Navios Partners. As a result of the NNA Merger, 3,388,226 common units of Navios Partners were issued to former public unitholders of Navios Acquisition. As of the close market on October 15, 2021, Navios Acquisitions’ common shares were no longer listed for trading on NYSE.

Upon completion of the NNA Merger, as of October 15, 2021, Navios Holdings derecognized its investment in Navios Acquisition.

Total equity method income of nil and $3,739, were recognized under the caption “Equity in net earnings of affiliate companies” for the three month periods ended June 30, 2022 and 2021, respectively.

Total equity method income of nil and $1,686, were recognized under the caption “Equity in net earnings of affiliate companies” for the six month periods ended June 30, 2022 and 2021, respectively.

Dividends received for each of the three month periods ended June 30, 2022 and 2021 were nil and for each of the six month periods ended June 30, 2022 and 2021 were nil and $243, respectively.

Navios Containers

Following the sale of Navios Containers general partnership interest effected on August 30, 2019, Navios Holdings evaluated its investment in the common stock of Navios Containers under ASC 323 and concluded that it had the ability to exercise significant influence over the operating and financial policies of Navios Containers and, therefore, its investment in Navios Containers was accounted for under the equity method, through the NMCI Merger (as defined herein) on March 31, 2021.

On January 4, 2021, Navios Containers and Navios Partners announced that they entered into a definitive merger agreement (the “NMCI Merger”). Under the terms of the NMCI Merger, Navios Partners acquired all of the publicly held common units of Navios Containers through the issuance of 8,133,452 newly issued common units of Navios Partners in exchange for the publicly held common units of Navios Containers at an exchange ratio of 0.39 units of Navios Partners for each Navios Containers common unit. The NMCI Merger was completed on March 31, 2021. As of the close of the market on March 31, 2021, Navios Containers’ common units were no longer listed for trading on NASDAQ.

Upon completion of the NMCI Merger, as of March 31, 2021, Navios Holdings derecognized its investment in Navios Containers.

Total equity method income was nil for both the three month periods ended June 30, 2022 and 2021. Total equity method income of nil and $596, were recognized under the caption “Equity in net earnings of affiliate companies” for the six month periods ended June 30, 2022 and 2021, respectively.

Following the results of the significance tests performed by the Company, it was concluded that two affiliate companies met the significance threshold requiring summarized financial information of all affiliate companies being presented.

Summarized financial information of the affiliate companies is presented below:

Income Statement	Navios Partners
	Three Month June 30, 2022	Three Month June 30, 2021
Revenue	$280,661	$152,009
Time charter and voyage expenses	$(21,718)	$(5,869)
Direct vessel expenses	$(12,920)	$(3,989)
Vessel operating expenses	$(73,989)	$(41,771)
Net income	$118,160	$99,913

Income Statement	Navios Partners
	Six Month June 30, 2022	Six Month June 30, 2021
Revenue	$517,278	$217,072
Time charter and voyage expenses	$(38,861)	$(8,364)
Direct vessel expenses	$(24,113)	$(7,143)
Vessel operating expenses	$(147,161)	$(64,733)
Net income	$203,825	$236,592

Available-for-sale securities (“AFS Securities”)

During the year ended December 31, 2017, the Company received shares of Pan Ocean Co. Ltd (“STX”) as partial compensation for the claims filed under the Korean court for all unpaid amounts in respect of the employment of the Company’s vessels. The shares were recorded at fair value upon their issuance and subsequent changes in market value are recognized within the interim condensed consolidated statement of comprehensive (loss)/income.

The shares received from STX were accounted for under the guidance for AFS Securities. The Company has no other types of AFS Securities.

As of June 30, 2022 and December 31, 2021, the carrying amount of AFS Securities related to STX was $220 and $219, respectively and was recorded under the caption “Other long-term assets” in the interim condensed consolidated balance sheet.

For the three month periods ended June 30, 2022 and 2021, the unrealized holding earnings related to these AFS Securities included under the caption “Other income/(expense), net” were $57 and $101, respectively. For the six month periods ended June 30, 2022 and 2021, the unrealized holding earnings related to these AFS Securities included under the caption “Other income/(expense), net” were $2 and $142, respectively.